Combined Balance Sheets (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Assets
Cash and cash equivalents	$ 83.5	$ 1.7	$ 4.8
Receivables, net		10.1	66.0
Receivable from Ralcorp	4.5	41.3	0
Receivables, net	58.2	10.1	66.0
Inventories	77.7	66.6	70.4
Deferred income taxes	3.1	3.8	3.5
Prepaid expenses and other current assets	6.6	4.0	2.3
Notes Receivable, Related Parties	0	7.8	0
Total current assets	233.6	135.3	147.0
Property, Plant and Equipment, Net	409.4	412.1	445.9
Goodwill	1,366.4	1,366.2	1,794.1
Other intangible assets, net	739.2	748.6	899.9
Investment in partnership	0	60.2	60.8
Other assets	14.9	0.8	0.3
Total Assets	2,763.5	2,723.2	3,348.0
Liabilities and Ralcorp Equity
Long-term Debt, Current Maturities	13.1	0
Notes Payable, Related Parties, Current	0	68.0	0
Accounts payable	34.7	28.8	36.1
Other current liabilities	63.3	37.5	38.1
Total current liabilities	111.1	134.3	74.2
Long-term Debt, Excluding Current Maturities	934.7	0
Notes Payable, Related Parties, Noncurrent	0	716.5	716.5
Noncurrent deferred tax liabilities	328.5	332.8	404.9
Other liabilities	105.2	104.9	90.7
Total liabilities	1,479.5	1,288.5	1,286.3
Commitments and Contingencies
Ralcorp Equity
Net investment of Ralcorp	0	1,438.3	2,061.1
Common Stock, Value, Issued	0.3	0
Additional Paid in Capital	1,271.3	0
Retained Earnings (Accumulated Deficit)	25.8	0
Accumulated other comprehensive (loss) income	(13.4)	(3.6)	0.6
Total Ralcorp equity	1,284.0	1,434.7	2,061.7
Total liabilities and Ralcorp equity	$ 2,763.5	$ 2,723.2	$ 3,348.0